Income Taxes	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
5. Income Taxes
The cumulative estimated net operating loss (“NOL”) carry-forward is $31,347,786 (including $745,047 for EVTDS through 2020) and $0 at December 31, 2021 and 2020, respectively. $16,955,180 of carry-forward may be carried forward indefinitely while $14,393,606 will expire by 2027. EVTDS recognized a cumulative tax benefit of $218,300 on its financial statements through the year ended December 31, 2020, and therefore did not reserve the deferred tax asset. As mentioned in Note 2, that benefit has been reversed and recorded as income tax expense in the consolidated results of operations for the year ended December 31. 2021, effectively establishing a valuation allowance for it. Due to the enactment of the Tax Cuts and Jobs Act of 2017, the corporate tax rate for those tax years beginning with 2018 has been reduced to 21%. Therefore, the cumulative tax effect of the NOL carryforward at the expected rate of 21% comprising the Company’s net deferred tax amount is as follows:

	December 31,
	2021	2020
Tax effected net operating loss	$866,991	$—
Deferred tax asset attributable to:
Net operating loss carryover	5,716,044	—
Research and development tax credit carryforward	274,891	—

Sub-total	6,857,926	—
Valuation allowance	(6,857,926)	—

Net deferred tax asset	—	—

Cumulative NOL	$31,347,786	$—
Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryover for federal income tax reporting purposes are subject to annual limitations. The net operating loss carry-forward includes the years 2012 through 2021 for the Envirotech Vehicles, Inc./ADOMANI, Inc. losses, and includes the years 2014 through 2020 for EVTDS, as the 2021 EVTDS loss is included in the consolidated Envirotech Vehicles, Inc. loss. Because a change in ownership occurred as a result of the Merger, net operating loss carryover will be limited as to use in future years. Federal tax returns for tax years since 2017 are still open for examination by the Internal Revenue Service.

ADOMANI, INC. [Member]
Income Taxes
4. Income Taxes
The cumulative estimated net operating loss (“NOL”) carry-forward is $26,932,029 and $22,902,141 at December 31, 2020 and 2019, respectively, and will expire in the years 2040 and 2039, respectively. There is also a research and development (“R & D”) tax credit carryforward of $274,891 available to the Company in addition to the NOL carryforward at December 31, 2020 and 2019, respectively (there were no qualifying R & D expenditures in 2020). Due to the enactment of the Tax Cuts and Jobs Act of 2017, the corporate tax rate for those tax years beginning with 2018 has been reduced to 21%. Therefore, the cumulative tax effect of the NOL carryforward at the expected rate of 21% comprising the Company’s net deferred tax amount is as follows:

	December 31,
	2020	2019
Net operating loss	846,276	871,662
Deferred tax asset attributable to:
Net operating loss carryover	5,655,726	4,809,450
Research and development tax credit carryforward	274,891	274,891

Sub-total	5,930,617	5,084,341
Valuation allowance	(5,930,617)	(5,084,341)

Net deferred tax asset	—	—

Cumulative NOL	26,932,029	22,902,141

Cumulative NOL at 21%	5,655,726	4,809,450
Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryover for federal income tax reporting purposes are subject to annual limitations. The net operating loss carry-forward includes the years 2012 through 2020. Should a change in ownership occur, net operating loss carryover may be limited as to use in future years. Federal tax returns for tax years since 2016 are still open for examination by the Internal Revenue Service.